Consolidated statements of profit or loss and other comprehensive income - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Consolidated statements of profit or loss and other comprehensive income
(Loss)/profit for the year	¥ 1,781,829	¥ 639,743	¥ (1,429,447)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of foreign operations	41,198	40,494	(16,548)
Other comprehensive (loss)/income for the year	41,198	40,494	(16,548)
Total comprehensive (loss)/income for the year	1,823,027	680,237	(1,445,995)
Attributable to:
Equity shareholders of the Company	1,803,797	677,667	(1,429,621)
Non-controlling interests	19,230	2,570	(16,374)
Total comprehensive (loss)/income for the year	¥ 1,823,027	¥ 680,237	¥ (1,445,995)